RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

8.      RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

The following table presents the Group's right-of-use assets and operating lease liabilities as of the respective balance sheet dates:

	December 31
	2018	2019
	RMB’000	RMB’000	US$’000
Right-of-use assets	—	131,408	18,876

Operating lease liabilities - current	—	41,882	6,016
Operating lease liabilities - non-current	—	122,360	17,576
Total operating lease liabilities	—	164,242	23,592

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	4.0

Weighted average discount rate	6.12%

During year ended December 31, 2019, cash payment for operating leases was RMB 12,761,000 (US$1,833,000).

During year ended December 31, 2017, 2018 and 2019, the Group incurred total operating lease expenses of RMB23,401,000, RMB16,997,000 and RMB 45,384,000 (US$ 6,519,000), respectively.

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2019:

2020	49,949
2021	33,610
2022	37,119
2023	41,528
2024	22,601
Thereafter	736
Total lease payments	185,543
Less: imputed interest	21,301
Present value of lease liabilities	164,242